FIDELITY


(REGISTERED TRADEMARK)
TARGET TIMELINE
FUNDS - 1999, 2001, 2003
SEMIANNUAL REPORT
JANUARY 31, 1997
CONTENTS


PRESIDENT'S MESSAGE    3    Ned Johnson on investing
                            strategies.

PERFORMANCE            4    How the funds have done over time.

FUND TALK              15   The manager's review of the funds'
                            performance, strategy and outlook.

TARGET TIMELINE 1999   18   Investment Changes

                       19   Investments

                       23   Financial Statements

TARGET TIMELINE 2001   27   Investment Changes

                       28   Investments

                       32   Financial Statements

TARGET TIMELINE 2003   36   Investment Changes

                       37   Investments

                       40   Financial Statements

NOTES                  44   Notes to the financial statements.


THIS REPORT AND THE FINANCIAL STATEMENTS CONTAINED HEREIN ARE SUBMITTED FOR THE GENERAL
INFORMATION OF THE SHAREHOLDERS OF THE FUND. THIS REPORT IS NOT AUTHORIZED FOR DISTRIBUTION TO
PROSPECTIVE INVESTORS IN THE FUND UNLESS PRECEDED OR ACCOMPANIED BY AN
EFFECTIVE
PROSPECTUS.
MUTUAL FUND SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED BY, ANY DEPOSITORY INSTITUTION. SHARES ARE NOT INSURED BY THE FDIC, FEDERAL RESERVE BOARD OR ANY OTHER AGENCY, AND ARE SUBJECT TO INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL AMOUNT INVESTED.
NEITHER THE FUND NOR FIDELITY DISTRIBUTORS CORPORATION IS A BANK.
FOR MORE INFORMATION ON ANY FIDELITY FUND, INCLUDING CHARGES AND EXPENSES,
CALL
1-800-544-8888 FOR A FREE PROSPECTUS. READ IT CAREFULLY BEFORE YOU INVEST OR SEND MONEY.
To reduce expenses and demonstrate respect for our environment, we have initiated a project through which we will begin eliminating duplicate copies of most financial reports and prospectuses to most households, even if they have more than one account in the fund. If additional copies of financial reports, prospectuses or historical account information are needed, please call 1-800-544-6666.
PRESIDENT'S MESSAGE


(PHOTO_OF_EDWARD_C_JOHNSON_3D)DEAR SHAREHOLDER:
As 1997 begins, the stock and bond markets generally have continued on the course they followed during the past year. Through January, stocks maintained their unprecedented climb, with the large companies still setting the pace. With low, stable interest rates, the bond market has tended to mirror its historical returns in the mid-single digits.
While it's impossible to predict the future direction of the markets with any degree of certainty, there are certain basic principles that can help investors plan for their future needs.
The longer your investment time frame, the more likely it is that you will be affected by short-term market volatility. A 10-year investment horizon appropriate for saving for a college education, for example, enables you to weather market cycles in a long-term fund, which may have a higher risk potential, but also has a higher potential rate of return.
An intermediate-length fund could make sense if your investment horizon is two to four years, while a short-term bond fund could be the right choice if you need your money in one or two years.
If your time horizon is less than a year, you might want to consider moving some of your bond investment into a money market fund. These funds seek income and a stable share price by investing in high-quality, short-term investments. Of course, it's important to remember that there is no assurance that a money market fund will achieve its goal of maintaining a stable net asset value of $1.00 per share, and that these types of funds are neither insured nor guaranteed by any agency of the U.S. government. Finally, no matter what your time horizon or portfolio diversity, it makes good sense to follow a regular investment plan, investing a certain amount of money in a fund at the same time each month or quarter and periodically reviewing your overall portfolio. By doing so, you won't get caught up in the excitement of a rapidly rising market, nor will you buy all your shares at market highs. While this strategy - known as dollar cost averaging - won't assure a profit or protect you from a loss in a declining market, it should help you lower the average cost of your purchases.
If you have questions, please call us at 1-800-544-8888. We are available 24 hours a day, seven days a week to provide you the information you need to make the investments that are right for you.
Best regards,
Edward C. Johnson 3d
FIDELITY TARGET TIMELINE 1999
PERFORMANCE: THE BOTTOM LINE


There are several ways to evaluate a fund's historical performance. You can look at the total percentage change in value, the average annual percentage change, or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). You can also look at a fund's income, as reflected in the fund's yield, to measure performance. If Fidelity had not reimbursed certain expenses, the total returns would have been lower.
CUMULATIVE TOTAL RETURNS
PERIOD ENDED JANUARY 31, 1997                       PAST 6   LIFE OF
                                                    MONTHS   FUND

Fidelity Target Timeline 1999                       4.26%    2.61%

Lehman Brothers Aggregate Bond Index                4.94%    3.44%

U.S. Treasury STRIPS (8/15/99 and 11/15/99)         4.29%    2.82%

CUMULATIVE TOTAL RETURNS show the fund's performance in percentage terms over a set period - in this case, six months or since the fund started on February 8, 1996. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare the fund's return to the Lehman Brothers Aggregate Bond Index - a market value weighted performance benchmark for investment-grade fixed-rate debt issues, including government, corporate, asset-backed, and mortgage-backed securities, with maturities of at least one year. You can also compare the fund to the average of the total returns of U.S. Treasury STRIPS maturing on 8/15/99 and 11/15/99, which reflects the performance of zero-coupon bonds with maturities similar to the fund's. These benchmarks include reinvested dividends and capital gains, if any. AVERAGE ANNUAL TOTAL RETURNS
AVERAGE ANNUAL TOTAL RETURNS take the fund's cumulative return and show what would have happened if the fund performed at a constant rate each year.
Average annual total returns will appear once the fund is a year old. $10,000 OVER LIFE OF FUND
IMAHDR PRASUN   SHR__CHT 19970131 19970218 164401 S00000000000001
             Target Timeline 1999        LB Aggregate Bond           FI Avg
US TreasStrip 1999
             00379                       LB001                       F0092
  1996/02/08      10000.00                    10000.00
10000.00
  1996/02/29       9843.43                     9842.84
9874.78
  1996/03/31       9769.72                     9774.42
9792.89
  1996/04/30       9723.18                     9719.45
9739.86
  1996/05/31       9708.18                     9699.72
9719.35
  1996/06/30       9814.54                     9829.98
9822.33
  1996/07/31       9841.86                     9856.88
9859.67
  1996/08/31       9849.03                     9840.36
9867.47
  1996/09/30       9980.40                    10011.84
9993.89
  1996/10/31      10147.46                    10233.62
10160.02
  1996/11/30      10271.38                    10408.91
10275.65
  1996/12/31      10218.33                    10312.13
10238.31
  1997/01/31      10261.47                    10343.70
10282.28
IMATRL PRASUN   SHR__CHT 19970131 19970218 164403 R00000000000015

$10,000 OVER LIFE OF FUND: Let's say hypothetically that $10,000 was invested in Fidelity Target Timeline 1999 on February 8, 1996, when the fund started. As the chart shows, by January 31, 1997, the value of the investment would be $10,261 - a 2.61% increase on the initial investment. For comparison, look at how the Lehman Brothers Aggregate Bond Index did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 investment would be $10,344 - a 3.44% increase. If $10,000 was put in U.S. Treasury STRIPS (8/15/99 and 11/15/99), it would be valued at $10,282 - a 2.82% increase.
UNDERSTANDING
PERFORMANCE
How a fund did yesterday is
no guarantee of how it will do
tomorrow. Bond prices, for
example, generally move in
the opposite direction of
interest rates. In turn, the
share price, return, and yield
of a fund that invests in
bonds will vary. That means
if you sell your shares during
a market downturn, you might
lose money. But if you can
ride out the market's ups and
downs, you may have a gain.
(checkmark)
TOTAL RETURN COMPONENTS
                              SIX MONTHS    FEBRUARY 8, 1996
                              ENDED         (COMMENCEMENT
                              JANUARY 31,   OF OPERATIONS) TO
                              1997          JULY 31,
                                            1996

Dividend return               3.74%         3.12%

Capital appreciation return   0.52%         -4.70%

Total return                  4.26%         -1.58%

TOTAL RETURN COMPONENTS include both dividend returns and capital appreciation returns. A dividend return reflects the actual dividends paid by the fund. A capital appreciation return reflects both the amount paid by the fund to shareholders as capital gain distributions and changes in the fund's share price. Both returns assume the dividends or gains are reinvested.
DIVIDENDS AND YIELD
PERIOD ENDED JANUARY 31, 1997   PAST          PAST 6         LIFE OF
                                MONTH         MONTHS         FUND

Dividends per share             6.05(cents)   35.15(cents)   66.14(cents)

Annualized dividend rate        7.44%         7.26%          7.01%

30-day annualized yield         6.23%         -              -

DIVIDENDS per share show the income paid by the fund for a set period. The annualized dividend rate is based on an average net asset value of $9.57 over the past month, $9.60 over the past six months, and $9.61 over the life of fund. The 30-day annualized YIELD is a standard formula for all funds based on the yields of the bonds in the fund, averaged over the past 30 days. This figure shows you the yield characteristics of the fund's investments at the end of the period. It also helps you compare funds from different companies on an equal basis. If Fidelity had not reimbursed certain expenses, the yield would have been 4.88%.
FIDELITY TARGET TIMELINE 2001
PERFORMANCE: THE BOTTOM LINE


There are several ways to evaluate a fund's historical performance. You can look at the total percentage change in value, the average annual percentage change, or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). You can also look at a fund's income, as reflected in the fund's yield, to measure performance. If Fidelity had not reimbursed certain expenses, the total returns would have been lower.
CUMULATIVE TOTAL RETURNS
PERIOD ENDED JANUARY 31, 1997                       PAST 6   LIFE OF
                                                    MONTHS   FUND

Fidelity Target Timeline 2001                       4.97%    1.94%

Lehman Brothers Aggregate Bond Index                4.94%    3.44%

U.S. Treasury STRIPS (8/15/01 and 11/15/01)         5.04%    1.42%

CUMULATIVE TOTAL RETURNS show the fund's performance in percentage terms over a set period - in this case, six months or since the fund started on February 8, 1996. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare the fund's return to the Lehman Brothers Aggregate Bond Index - a market value weighted performance benchmark for investment-grade fixed-rate debt issues, including government, corporate, asset-backed, and mortgage-backed securities, with maturities of at least one year. You can also compare the fund to the average of the total returns of U.S. Treasury STRIPS maturing on 8/15/01 and 11/15/01, which reflects the performance of zero-coupon bonds with maturities similar to the fund's. These benchmarks include reinvested dividends and capital gains, if any. AVERAGE ANNUAL TOTAL RETURNS
AVERAGE ANNUAL TOTAL RETURNS take the fund's cumulative return and show what would have happened if the fund performed at a constant rate each year.
Average annual total returns will appear once the fund is a year old. $10,000 OVER LIFE OF FUND
IMAHDR PRASUN   SHR__CHT 19970131 19970226 143625 S00000000000001
             Target Timeline 2001        LB Aggregate Bond           FI Avg
US TreasStrip 2001
             00381                       LB001                       F0093
  1996/02/08      10000.00                    10000.00
10000.00
  1996/02/29       9763.03                     9842.84
9803.00
  1996/03/31       9659.03                     9774.42
9653.25
  1996/04/30       9582.85                     9719.45
9550.03
  1996/05/31       9558.77                     9699.72
9511.57
  1996/06/30       9695.97                     9829.98
9652.59
  1996/07/31       9711.59                     9856.88
9655.95
  1996/08/31       9687.10                     9840.36
9634.38
  1996/09/30       9868.61                    10011.84
9819.83
  1996/10/31      10105.68                    10233.62
10057.99
  1996/11/30      10290.56                    10408.91
10235.42
  1996/12/31      10162.27                    10312.13
10099.80
  1997/01/31      10193.78                    10343.70
10142.28
IMATRL PRASUN   SHR__CHT 19970131 19970226 143626 R00000000000015

$10,000 OVER LIFE OF FUND: Let's say hypothetically that $10,000 was invested in Fidelity Target Timeline 2001 on February 8, 1996, when the fund started. As the chart shows, by January 31, 1997, the value of the investment would be $10,194 - a 1.94% increase on the initial investment. For comparison, look at how the Lehman Brothers Aggregate Bond Index did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 investment would be $10,344 - a 3.44% increase. If $10,000 was put in U.S. Treasury STRIPS (8/15/01 and 11/15/01), it would be valued at $10,142 - a 1.42% increase.
UNDERSTANDING
PERFORMANCE
How a fund did yesterday is
no guarantee of how it will do
tomorrow. Bond prices, for
example, generally move in
the opposite direction of
interest rates. In turn, the
share price, return, and yield
of a fund that invests in
bonds will vary. That means
if you sell your shares during
a market downturn, you might
lose money. But if you can
ride out the market's ups and
downs, you may have a gain.
(checkmark)
TOTAL RETURN COMPONENTS
                              SIX MONTHS    FEBRUARY 8, 1996
                              ENDED         (COMMENCEMENT
                              JANUARY 31,   OF OPERATIONS) TO
                              1997          JULY 31,
                                            1996

Dividend return               3.69%         3.12%

Capital appreciation return   1.28%         -6.00%

Total return                  4.97%         -2.88%

TOTAL RETURN COMPONENTS include both dividend returns and capital appreciation returns. A dividend return reflects the actual dividends paid by the fund. A capital appreciation return reflects both the amount paid by the fund to shareholders as capital gain distributions and changes in the fund's share price. Both returns assume the dividends or capital gains paid by the fund are reinvested.
DIVIDENDS AND YIELD
PERIOD ENDED JANUARY 31, 1997   PAST          PAST 6         LIFE OF
                                MONTH         MONTHS         FUND

Dividends per share             5.96(cents)   34.19(cents)   65.16(cents)

Annualized dividend rate        7.39%         7.11%          6.98%

30-day annualized yield         6.51%         -              -

DIVIDENDS per share show the income paid by the fund for a set period. The annualized dividend rate is based on an average net asset value of $9.50 over the past month, $9.53 over the past six months, and $9.52 over the life of fund. The 30-day annualized YIELD is a standard formula for all funds based on the yields of the bonds in the fund, averaged over the past 30 days. This figure shows you the yield characteristics of the fund's investments at the end of the period. It also helps you compare funds from different companies on an equal basis. If Fidelity had not reimbursed certain expenses, the yield would have been 5.13%.
FIDELITY TARGET TIMELINE 2003
PERFORMANCE: THE BOTTOM LINE


There are several ways to evaluate a fund's historical performance. You can look at the total percentage change in value, the average annual percentage change, or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). You can also look at a fund's income, as reflected in the fund's yield, to measure performance. If Fidelity had not reimbursed certain expenses, the total returns would have been lower.
CUMULATIVE TOTAL RETURNS
PERIOD ENDED JANUARY 31, 1997                       PAST 6   LIFE OF
                                                    MONTHS   FUND

Fidelity Target Timeline 2003                       5.45%    0.67%

Lehman Brothers Aggregate Bond Index                4.94%    3.44%

U.S. Treasury STRIPS (8/15/03 and 11/15/03)         5.72%    0.55%

CUMULATIVE TOTAL RETURNS show the fund's performance in percentage terms over a set period - in this case, six months or since the fund started on February 8, 1996. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare the fund's return to the Lehman Brothers Aggregate Bond Index - a market value weighted performance benchmark for investment-grade fixed-rate debt issues, including government, corporate, asset-backed, and mortgage-backed securities, with maturities of at least one year. You can also compare the fund to the average of the total returns of U.S. Treasury STRIPS maturing on 8/15/03 and 11/15/03, which reflects the performance of zero-coupon bonds with maturities similar to the fund's. These benchmarks include reinvested dividends and capital gains, if any. AVERAGE ANNUAL TOTAL RETURNS
AVERAGE ANNUAL TOTAL RETURNS take the fund's cumulative return and show what would have happened if the fund performed at a constant rate each year.
Average annual total returns will appear once the fund is a year old. $10,000 OVER LIFE OF FUND
IMAHDR PRASUN   SHR__CHT 19970131 19970225 134430 S00000000000001
             Target Timeline 2003        LB Aggregate Bond           FI Avg
US TreasStrip 2003
             00383                       LB001                       F0094
  1996/02/08      10000.00                    10000.00
10000.00
  1996/02/29       9693.93                     9842.84
9713.95
  1996/03/31       9591.28                     9774.42
9552.66
  1996/04/30       9453.76                     9719.45
9394.34
  1996/05/31       9397.89                     9699.72
9337.04
  1996/06/30       9543.44                     9829.98
9505.26
  1996/07/31       9546.95                     9856.88
9511.36
  1996/08/31       9499.53                     9840.36
9463.94
  1996/09/30       9710.09                    10011.84
9678.03
  1996/10/31       9996.20                    10233.62
9996.13
  1996/11/30      10250.02                    10408.91
10230.13
  1996/12/31      10063.50                    10312.13
10051.21
  1997/01/31      10067.43                    10343.70
10055.03
IMATRL PRASUN   SHR__CHT 19970131 19970225 134432 R00000000000015

$10,000 OVER LIFE OF FUND: Let's say hypothetically that $10,000 was invested in Fidelity Target Timeline 2003 on February 8, 1996, when the fund started. As the chart shows, by January 31, 1997, the value of the investment would be $10,067 - a 0.67% increase on the initial investment. For comparison, look at how the Lehman Brothers Aggregate Bond Index did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 investment would be $10,344 - a 3.44% increase. If $10,000 was put in U.S. Treasury STRIPS (8/15/03 and 11/15/03), it would be valued at $10,055 - a 0.55% increase.
UNDERSTANDING
PERFORMANCE
How a fund did yesterday is
no guarantee of how it will do
tomorrow. Bond prices, for
example, generally move in
the opposite direction of
interest rates. In turn, the
share price, return, and yield
of a fund that invests in
bonds will vary. That means
if you sell your shares during
a market downturn, you might
lose money. But if you can
ride out the market's ups and
downs, you may have a gain.
(checkmark)
TOTAL RETURN COMPONENTS
                              SIX MONTHS    FEBRUARY 8, 1996
                              ENDED         (COMMENCEMENT
                              JANUARY 31,   OF OPERATIONS) TO
                              1997          JULY 31,
                                            1996

Dividend return               3.50%         3.07%

Capital appreciation return   1.95%         -7.60%

Total return                  5.45%         -4.53%

TOTAL RETURN COMPONENTS include both dividend returns and capital appreciation returns. A dividend return reflects the actual dividends paid by the fund. A capital appreciation return reflects both the amount paid by the fund to shareholders as capital gain distributions and changes in the fund's share price. Both returns assume the dividends or capital gains paid by the fund are reinvested.
DIVIDENDS AND YIELD
PERIOD ENDED JANUARY 31, 1997   PAST          PAST 6         LIFE OF
                                MONTH         MONTHS         FUND

Dividends per share             5.37(cents)   31.91(cents)   62.54(cents)

Annualized dividend rate        6.74%         6.73%          6.78%

30-day annualized yield         6.66%         -              -

DIVIDENDS per share show the income paid by the fund for a set period. The annualized dividend rate is based on an average net asset value of $9.38 over the past month, $9.42 over the past six months, and $9.40 over the life of fund. The 30-day annualized YIELD is a standard formula for all funds based on the yields of the bonds in the fund, averaged over the past 30 days. This figure shows you the yield characteristics of the fund's investments at the end of the period. It also helps you compare funds from different companies on an equal basis. If Fidelity had not reimbursed certain expenses, the yield would have been 5.27%.
FUND TALK: THE MANAGER'S OVERVIEW


An interview with Christine Thompson, Portfolio Manager of Fidelity Target Timeline Funds 1999, 2001, 2003
Q. CHRIS, HOW DID THE FUNDS PERFORM?
A. For the six months that ended January 31, 1997, the 1999, 2001 and 2003 funds provided total returns of 4.26%, 4.97% and 5.45%, respectively. For the same period, U.S. Treasury STRIPS maturing at approximately the same time as the funds (August and November 1999, 2001 and 2003) averaged 4.29%, 5.04% and 5.72%, respectively. The Lehman Brothers Aggregate Bond Index had a six-month return of 4.94% as of January 31, 1997. From February 8, 1996 - when the funds began - through January 31, 1997, the 1999, 2001 and 2003 funds have returned 2.61%, 1.94% and 0.67%, respectively. The U.S. Treasury STRIPS had returns of 2.82%, 1.42% and 0.55% over the same period, while the Lehman Brothers Aggregate Bond Index returned 3.44%.
Q. CAN YOU HIGHLIGHT THE FACTORS THAT INFLUENCED THE FUNDS' PERFORMANCE?
A. With respect to the bond market as a whole, the six-month period was marked by general uncertainty concerning Federal Reserve Board monetary policy. As a result, shifting investor perceptions concerning the direction of interest rates played a leading role in the market's performance. It's important to point out the unique goal of these funds: to achieve a targeted rate of return for investors who hold the fund to maturity and reinvest all distributions. With that objective in mind, the funds adhere to a fairly tight portfolio structure with regards to interest rate sensitivity. I look at relative performance versus the aforementioned STRIPS to monitor adherence to our targeted structure. It's important to recognize that because the funds hold corporate securities as a way to add yield, there may be periodic differences in total return, especially over short time periods. Overall, the funds are very much on track for meeting their goals.
Q. WHAT ARE THE KEY CHARACTERISTICS YOU CONSIDER WHEN DEEMING A SECURITY APPROPRIATE FOR THE FUNDS?
A. In managing the funds, I look for securities with attractive valuations, improving credit potential and perhaps most importantly, solid cash flow structures. In seeking to achieve a predictable rate of return over a defined period of time, it's critical that I understand the cash flow characteristics of any individual investment. I generally favor non-callable bonds while avoiding both callable bonds and mortgage-backed securities. With callable bonds, an issuer can elect to pay the bond's principal before the stated maturity date. Mortgage-related securities, on the other hand, are generally subject to prepayment risk, which takes an element of cash flow certainty away from the investor.
Q. AS YOU MENTIONED, MANAGING THE FUNDS' INTEREST RATE SENSITIVITY IS IMPORTANT IN ACHIEVING A PREDICTABLE RANGE OF RETURN. CAN YOU EXPLAIN HOW YOU DO THIS?
A. To achieve the goal of providing a relatively predictable return consistent with the stated yield to maturity of the funds, I use a management technique called "horizon immunization." This technique helps control interest rate risk exposure over the life of the funds. If rates fall, the prices of the bonds in the funds rise, as does the potential return for investors. At the same time, the coupon payments from the bonds have to be invested at the new, lower interest rate levels which can lower the potential return to investors. Through horizon immunization, I combine securities in the funds to balance these factors. By offsetting the impact of price changes and reinvestment rate changes to the funds, I aim to provide returns in a predictable range.
Q. CORPORATE BONDS MAKE UP SIGNIFICANT PORTIONS OF EACH FUND'S PORTFOLIO. HOW DID CORPORATES PERFORM DURING THE PERIOD?
A. Corporate bonds performed well for a variety of reasons. The overall economic picture of stable, moderate growth and low inflation has helped corporations improve profitability by cutting costs and streamlining their businesses. This facilitated a strengthening of corporate balance sheets and has resulted in better overall credit quality in the corporate bond market. At the same time, we've also seen a favorable balance between supply and demand within the corporate sector.
Q. THE FUNDS' POSITIONS IN FINANCIAL SECTOR BONDS INCREASED DURING THE PERIOD. WHAT WAS THEIR APPEAL?
A. In searching for securities that have good valuations and improving credit potential, I've found the finance sector to be particularly attractive. Banks' profitability, capitalization and asset quality measures were at very healthy levels. We've also seen an increase in mergers, particularly in the regional bank area, that generally has led to improved credit quality within the sector. These factors contributed to the strong showing by financial issues during the period, a situation that should continue going forward.
Q. WHAT'S YOUR OUTLOOK FOR THE MONTHS AHEAD?
A. My focus will continue to be on identifying and purchasing securities with above-average valuations. I expect to continue to look to the corporate market for bonds that can provide both yield and potential return advantages. With many corporates approaching historically rich levels, I'll continue to draw on Fidelity's credit research team in selecting bonds that will perform well in any economic environment. I'll continue to maintain the strict structural framework of each fund in order to achieve their objectives.
THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE PORTFOLIO MANAGER ONLY THROUGH THE END OF THE PERIOD OF THE REPORT AS STATED ON THE COVER. THE MANAGER'S VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED ON MARKET AND OTHER CONDITIONS.

FUND FACTS
GOAL: definable return over
the life of funds by investing
mainly in investment-grade
quality debt securities whose
average duration is
approximately equal to each
fund's maturity
FUND NUMBERS: 379 (1999),
381 (2001), 383 (2003)
TRADING SYMBOLS: TAR 1999,
TAR 2001, TAR 2003
START DATE: February 8, 1996
SIZE: as of January 31,
1997, more than $9 million,
1999 fund; more than $8
million, 2001 fund; more than
$10 million, 2003 fund
MANAGER: Christine
Thompson, since inception;
manager, Fidelity
Intermediate Bond Fund, since
1995; co-manager Fidelity
Global Bond Fund, since
February 1996; manager,
Fidelity U.S. Bond Index,
since 1990; joined Fidelity in
1985
(checkmark)
CHRIS THOMPSON DISCUSSES
TWO UNIQUE CHARACTERISTICS OF
THE TARGET TIMELINE FUNDS:
"Staying invested in the funds
until their respective maturity
dates is essential to realizing
their goal - achieving a
predictable range of return. In
addition, to achieve this
objective, all distributions and
capital gains must be
reinvested in the portfolios.
While investors always have
the opportunity to choose to
sell their shares prior to
maturity, doing so will change
the return profile earned and,
depending on interest rate
moves, could result in a
realized return lower or higher
than the range predicted at
the time of purchase.
"While the funds combine the
characteristics of individual
bonds with those of bond
mutual funds, there are key
differences. When you own
an individual bond and
choose to sell prior to
maturity, you can incur high
transaction costs. With the
funds, you have generally low
transaction costs and get the
benefits of a professionally
managed mutual fund."
FIDELITY TARGET TIMELINE 1999
INVESTMENT CHANGES


QUALITY DIVERSIFICATION AS OF JANUARY 31, 1997
(MOODY'S RATINGS)   % OF FUND'S   % OF FUND'S INVESTMENTS
                    INVESTMENTS   6 MONTHS AGO

 Aaa                 23.3          28.6

 Aa                  3.4           2.0

 A                   41.1          29.5

 Baa                 30.3          24.2

 Ba                  1.1           0.0

 B                   0.0           0.0

 Not rated           0.0           0.0

TABLE EXCLUDES SHORT-TERM INVESTMENTS. SECURITIES RATED AS "BA" BY MOODY'S WERE RATED INVESTMENT GRADE BY OTHER NATIONALLY RECOGNIZED RATING AGENCIES OR ASSIGNED AN INVESTMENT GRADE RATING AT THE TIME OF ACQUISITION BY FIDELITY.
AVERAGE YEARS TO MATURITY AS OF JANUARY 31, 1997
               6 MONTHS AGO

Years    3.0    3.1

AVERAGE YEARS TO MATURITY IS BASED ON THE AVERAGE TIME UNTIL PRINCIPAL PAYMENTS ARE EXPECTED FROM EACH OF THE FUND'S BONDS, WEIGHTED BY DOLLAR AMOUNT.
DURATION AS OF JANUARY 31, 1997
               6 MONTHS AGO

Years    2.6    3.2

DURATION SHOWS HOW MUCH A BOND'S PRICE FLUCTUATES WITH CHANGES IN
COMPARABLE INTEREST RATES. IF RATES RISE 1% FOR EXAMPLE, A FUND WITH A FIVE-YEAR DURATION IS LIKELY TO LOSE ABOUT 5% OF ITS VALUE. OTHER FACTORS ALSO CAN INFLUENCE A BOND FUND'S PERFORMANCE AND SHARE PRICE. ACCORDINGLY, A BOND FUND'S ACTUAL PERFORMANCE MAY DIFFER FROM THIS EXAMPLE.
ASSET ALLOCATION
AS OF JANUARY 31, 1997 * AS OF JULY 31, 1996 **

Row: 1, Col: 1, Value: 1.8
Row: 1, Col: 2, Value: 8.5
Row: 1, Col: 3, Value: 19.8
Row: 1, Col: 4, Value: 40.9
Row: 1, Col: 5, Value: 29.0
Corporate bonds 51.9%
U.S. government
and agency
obligations 28.6%
Other investments 3.8%
Short-term
investments 15.7%
FOREIGN
INVESTMENTS 6.4%
Corporate bonds 70.9%
U.S. government
and agency
obligations 19.8%
Other investments 8.5%
Short-term
investments 0.8%
FOREIGN
INVESTMENTS 10.9%
Row: 1, Col: 1, Value: 15.7
Row: 1, Col: 2, Value: 3.8
Row: 1, Col: 3, Value: 28.6
Row: 1, Col: 4, Value: 31.9
Row: 1, Col: 5, Value: 20.0
*
**
FIDELITY TARGET TIMELINE 1999

INVESTMENTS JANUARY 31, 1997 (UNAUDITED)
Showing Percentage of Total Value of Investment in Securities


NONCONVERTIBLE BONDS - 70.8%
 MOODY'S PRINCIPAL VALUE
 RATINGS AMOUNT (NOTE 1)
BASIC INDUSTRIES - 3.8%
CHEMICALS & PLASTICS - 3.8%
CBI Industries, Inc. 6 1/4%, 6/30/00  A3 $ 365,000 $ 363,252
DURABLES - 2.8%
AUTOS, TIRES, & ACCESSORIES - 1.7%
General Motors Corp. 9 5/8%, 12/1/00  A3  150,000  164,910
CONSUMER ELECTRONICS - 1.1%
Black & Decker Corp. 6 5/8%, 11/15/00  Baa  100,000  99,763
TOTAL DURABLES   264,673
ENERGY - 6.2%
OIL & GAS - 6.2%
Occidental Petroleum Corp. 6 1/4%, 11/8/00  Baa  101,000  99,545
Texas Eastern Transmission Corp.
10 3/8%, 11/15/00  Baa  220,000  245,518
Union Oil Co. 9 3/4%, 12/1/00  Baa  220,000  242,722
  587,785
FINANCE - 44.9%
BANKS - 28.9%
Bank South Corp. 10.20%, 6/1/99  A3  200,000  216,138
Banponce Corp. 6.378%, 4/8/99  A3  150,000  149,315
Chase Manhattan Corp. 10%, 6/15/99  A2  253,000  272,706
First Hawaiian, Inc. 6 1/4%, 8/15/00  Baa  165,000  162,223
First Interstate Bancorp 8 5/8%, 4/1/99  A2  362,000  378,724
Fleet Financial Group, Inc. 7 5/8%, 12/1/99  A3  75,000  77,268
Florida National Banks, Inc. 9 7/8%, 5/15/99  A2  54,000  57,925
Kansallis-Osake-Pankki
6 3/8%, 8/15/00  A2  250,000  247,370
Korea Development Bank 9.60%, 12/1/00  A1  200,000  219,360
Midlantic Corp. 9 1/4%, 9/1/99  A2  318,000  337,627
Republic of NY Corp. 9 3/4%, 12/1/00  A1  125,000  137,856
Shawmut National Corp. 8 5/8%, 12/15/99  A3  200,000  210,214
Signet Banking Corp. 9 5/8%, 6/1/99  Baa  255,000  271,254
  2,737,980
NONCONVERTIBLE BONDS - CONTINUED
 MOODY'S PRINCIPAL VALUE
 RATINGS AMOUNT (NOTE 1)
FINANCE - CONTINUED
CREDIT & OTHER FINANCE - 12.9%
Aristar, Inc. 7 1/2%, 7/1/99  Baa $ 299,000 $ 306,152
Beneficial Corp. 10.10%, 11/27/00  A2  75,000  83,744
Chrysler Financial Corp. 9 1/2%, 12/15/99  A3  183,000  197,342
Greyhound Financial Corp. 6.65%, 1/19/00  Baa  165,000  165,437
Heller Financial, Inc. 7 7/8%, 11/1/99  A2  105,000  108,878
Southwestern Bell Capital Corp.:
6.86%, 7/26/99  A2  50,000  50,616
 6 3/4%, 2/1/00  A2  100,000  100,924
US West Financial Services, Inc.
8.40%, 9/15/99  A2  200,000  209,172
  1,222,265
INSURANCE - 3.1%
SunAmerica, Inc. 6.20%, 10/31/99  Baa  300,000  298,434
TOTAL FINANCE   4,258,679
MEDIA & LEISURE - 2.7%
BROADCASTING - 1.1%
TCI Communication, Inc. 7 1/4%, 6/15/99  Ba1  100,000  100,852
PUBLISHING - 1.6%
News America Holdings, Inc. 7 1/2%, 3/1/00  Baa  150,000  153,548
TOTAL MEDIA & LEISURE   254,400
NONDURABLES - 1.7%
TOBACCO - 1.7%
Philip Morris Companies, Inc.
9 1/4%, 2/15/00  A2  150,000  160,551
RETAIL & WHOLESALE - 4.0%
GENERAL MERCHANDISE STORES - 4.0%
Dayton Hudson Corp. 10%, 12/1/00  Baa  340,000  377,322
TECHNOLOGY - 2.4%
COMPUTERS & OFFICE EQUIPMENT - 2.4%
Comdisco, Inc. 7 3/4%, 9/1/99  Baa  224,000  229,936
NONCONVERTIBLE BONDS - CONTINUED
 MOODY'S PRINCIPAL VALUE
 RATINGS AMOUNT (NOTE 1)
UTILITIES - 2.3%
GAS - 2.3%
Arkla, Inc. 8 7/8%, 7/15/99  Baa $ 210,000 $ 221,590
TOTAL NONCONVERTIBLE BONDS
(Cost $6,799,334)   6,718,188
U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS - 19.8%
U.S. TREASURY OBLIGATIONS - 13.8%
8%, 8/15/99  Aaa  70,000  73,193
7 3/4%, 12/31/99  Aaa  809,000  844,523
8 1/2%, 2/15/00  Aaa  215,000  229,108
6 7/8%, 3/31/00  Aaa  160,000  163,426
  1,310,250
U.S. GOVERNMENT AGENCY OBLIGATIONS - 6.0%
Federal Farm Credit Bank 9 3/8%, 5/02/00  Aaa  350,000  381,556
State of Israel (guaranteed by U.S. government
through Agency for International Development)
7 3/4%, 11/15/99  Aaa  175,000  181,626
  563,182
TOTAL U.S. GOVERNMENT AND GOVERNMENT
AGENCY OBLIGATIONS (Cost $1,881,851)   1,873,432
FOREIGN GOVERNMENT OBLIGATIONS - 1.6%
Manitoba Province yankee 7.93%, 2/15/00
(Cost $163,110)  A1  150,000  155,764
SUPRANATIONAL OBLIGATIONS - 7.0%
African Development Bank 9.30%, 7/01/00  Aa1  300,000  324,000
European Investment Bank
10 1/8%, 10/1/00  Aaa  300,000  335,433
TOTAL SUPRANATIONAL OBLIGATIONS
(Cost $659,152)   659,433
CASH EQUIVALENTS - 0.8%
 MATURITY VALUE
 AMOUNT (NOTE 1)
Investments in repurchase agreements
(U.S. Treasury obligations) in a joint
trading account at 5.55%, dated
1/31/97 due 2/3/97  $ 79,036 $ 79,000
TOTAL INVESTMENT IN SECURITIES - 100%
(Cost $9,582,447)  $ 9,485,817
OTHER INFORMATION
The composition of long-term debt holdings as a percentage of total value of investment in securities, is as follows (ratings are unaudited):
 MOODY'S RATINGS S&P RATINGS
Aaa, Aa, A 67.8% AAA, AA, A 52.6%
Baa 30.3% BBB  43.7%
Ba 1.1% BB  2.9%
B 0.0% B  0.0%
Caa 0.0% CCC  0.0%
Ca, C 0.0% CC, C  0.0%
  D  0.0%
The percentage not rated by both S&P and Moody's amounted to 0.0%. Purchases and sales of securities, other than short-term securities, aggregated $6,820,378 and $4,561,329 respectively, of which U.S. government and government agency obligations aggregated $3,288,674 and $3,834,352, respectively.
INCOME TAX INFORMATION
At January 31, 1997, the aggregate cost of investment securities for income tax purposes was $9,582,543. Net unrealized (depreciation) aggregated $96,726, of which $9,595 related to appreciated investment securities and $106,321 related to depreciated investment securities.
The fund intends to elect to defer to its fiscal year ending July 31, 1997 approximately $31,000 of losses recognized during the period November 1, 1995 to July 31, 1996.
FIDELITY TARGET TIMELINE 1999
FINANCIAL STATEMENTS


STATEMENT OF ASSETS AND LIABILITIES

 JANUARY 31, 1997 (UNAUDITED)

ASSETS

Investment in securities, at value (including repurchase                $ 9,485,817
agreements of $79,000) (cost $9,582,447) -
See accompanying schedule

Cash                                                                     292

Receivable for investments sold                                          107,342

Interest receivable                                                      166,500

Receivable from investment adviser for expense                           22,723
reductions

 TOTAL ASSETS                                                            9,782,674

LIABILITIES

Payable for investments purchased                           $ 104,411

Payable for fund shares redeemed                             25,171

Distributions payable                                        269

Other payables and accrued expenses                          14,433

 TOTAL LIABILITIES                                                       144,284

NET ASSETS                                                              $ 9,638,390

Net Assets consist of:

Paid in capital                                                         $ 9,780,292

Undistributed net investment income                                      1,036

Accumulated undistributed net realized gain (loss) on                    (46,308)
investments

Net unrealized appreciation (depreciation) on                            (96,630)
investments

NET ASSETS, for 1,005,653 shares outstanding                            $ 9,638,390

NET ASSET VALUE, offering price and redemption price per                 $9.58
share ($9,638,390 (divided by) 1,005,653 shares)


STATEMENT OF OPERATIONS

 SIX MONTHS ENDED JANUARY 31, 1997 (UNAUDITED)

INVESTMENT INCOME                                                      $ 333,156
Interest

EXPENSES

Management fee                                             $ 19,165

Transfer agent fees                                         9,856

Accounting fees and expenses                                30,019

Non-interested trustees' compensation                       20

Custodian fees and expenses                                 635

Registration fees                                           30,082

Audit                                                       10,000

Legal                                                       946

Miscellaneous                                               16

 Total expenses before reductions                           100,739

 Expense reductions                                         (86,118)    14,621

NET INVESTMENT INCOME                                                   318,535

REALIZED AND UNREALIZED GAIN (LOSS)                                     (11,942)
Net realized gain (loss) on investment securities

Change in net unrealized appreciation (depreciation) on                 50,804
investment securities

NET GAIN (LOSS)                                                         38,862

NET INCREASE (DECREASE) IN NET ASSETS RESULTING                        $ 357,397
FROM OPERATIONS


STATEMENT OF CHANGES IN NET ASSETS

                                                            SIX MONTHS       FEBRUARY 8, 1996
                                                            ENDED JANUARY    (COMMENCEMENT
                                                            31, 1997         OF OPERATIONS) TO
                                                            (UNAUDITED)      JULY 31
                                                                             1996

INCREASE (DECREASE) IN NET ASSETS

Operations                                                  $ 318,535        $ 150,430
Net investment income

 Net realized gain (loss)                                    (11,942)         (34,366)

 Change in net unrealized appreciation (depreciation)        50,804           (147,434)

 NET INCREASE (DECREASE) IN NET ASSETS RESULTING             357,397          (31,370)
 FROM OPERATIONS

Distributions to shareholders from net investment income     (317,789)        (150,140)

Share transactions                                           2,606,108        7,457,120
Net proceeds from sales of shares

 Reinvestment of distributions                               316,201          149,858

 Cost of shares redeemed                                     (645,644)        (103,717)

 Redemption fees                                             309              57

 NET INCREASE (DECREASE) IN NET ASSETS RESULTING             2,276,974        7,503,318
 FROM SHARE TRANSACTIONS

  TOTAL INCREASE (DECREASE) IN NET ASSETS                    2,316,582        7,321,808

NET ASSETS

 Beginning of period                                         7,321,808        -

 End of period (including undistributed net investment      $ 9,638,390      $ 7,321,808
income of $1,036 and $290, respectively)

OTHER INFORMATION
Shares

 Sold                                                        271,501          763,594

 Issued in reinvestment of distributions                     32,944           15,637

 Redeemed                                                    (67,140)         (10,883)

 Net increase (decrease)                                     237,305          768,348



FINANCIAL HIGHLIGHTS
      SIX MONTHS       FEBRUARY 8, 1996
      ENDED JANUARY    (COMMENCEMENT
      31, 1997         OF OPERATIONS) TO
      (UNAUDITED)      JULY 31,
                       1996

SELECTED PER-SHARE DATA

Net asset value, beginning of period                    $ 9.530      $ 10.000

Income from Investment Operations                        .352         .310
Net investment income

 Net realized and unrealized gain (loss)                 .049         (.470)

 Total from investment operations                        .401         (.160)

Less Distributions

 From net investment income                              (.351)       (.310)

Net asset value, end of period                          $ 9.580      $ 9.530

TOTAL RETURN B, C                                        4.26%        (1.58)%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period (000 omitted)                 $ 9,638      $ 7,322

Ratio of expenses to average net assets                  .35% A, D    .35% A,
                                                                     D

Ratio of expenses to average net assets after            .34% A, E    .34% A,
expense reductions                                                   E

Ratio of net investment income to average net assets     7.31% A      6.88% A

Portfolio turnover rate                                  108% A       118% A

A ANNUALIZED
B TOTAL RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
C THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
D FMR AGREED TO REIMBURSE A PORTION OF THE FUND'S EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE FUND'S EXPENSE RATIO WOULD HAVE BEEN HIGHER (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
E FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE FUND'S EXPENSES (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
FIDELITY TARGET TIMELINE 2001
INVESTMENT CHANGES


QUALITY DIVERSIFICATION AS OF JANUARY 31, 1997
(MOODY'S RATINGS)   % OF FUND'S   % OF FUND'S INVESTMENTS
                    INVESTMENTS   6 MONTHS AGO

 Aaa                 36.6          42.4

 Aa                  8.5           4.4

 A                   19.9          16.9

 Baa                 30.7          23.7

 Ba                  0.0           0.0

 B                   0.0           0.0

 Not rated           3.3           0.0

TABLE EXCLUDES SHORT-TERM INVESTMENTS. SECURITIES RATED AS "BA" BY MOODY'S WERE RATED INVESTMENT GRADE BY OTHER NATIONALLY RECOGNIZED RATING AGENCIES OR ASSIGNED AN INVESTMENT GRADE RATING AT THE TIME OF ACQUISITION BY FIDELITY.
AVERAGE YEARS TO MATURITY AS OF JANUARY 31, 1997
               6 MONTHS AGO

Years    5.8    5.8

AVERAGE YEARS TO MATURITY IS BASED ON THE AVERAGE TIME UNTIL PRINCIPAL PAYMENTS ARE EXPECTED FROM EACH OF THE FUND'S BONDS, WEIGHTED BY DOLLAR AMOUNT.
DURATION AS OF JANUARY 31, 1997
               6 MONTHS AGO

Years    4.5    5.2

DURATION SHOWS HOW MUCH A BOND'S PRICE FLUCTUATES WITH CHANGES IN
COMPARABLE INTEREST RATES. IF RATES RISE 1% FOR EXAMPLE, A FUND WITH A FIVE-YEAR DURATION IS LIKELY TO LOSE ABOUT 5% OF ITS VALUE. OTHER FACTORS ALSO CAN INFLUENCE A BOND FUND'S PERFORMANCE AND SHARE PRICE. ACCORDINGLY, A BOND FUND'S ACTUAL PERFORMANCE MAY DIFFER FROM THIS EXAMPLE.
ASSET ALLOCATION
AS OF JANUARY 31, 1997 * AS OF JULY 31, 1996 **

Row: 1, Col: 1, Value: 1.6
Row: 1, Col: 2, Value: 8.5
Row: 1, Col: 3, Value: 36.0
Row: 1, Col: 4, Value: 23.9
Row: 1, Col: 5, Value: 30.0
Row: 1, Col: 1, Value: 12.6
Row: 1, Col: 2, Value: 4.4
Row: 1, Col: 3, Value: 42.4
Row: 1, Col: 4, Value: 20.6
Row: 1, Col: 5, Value: 20.0
Corporate bonds 53.9%
U.S. government
and agency
obligations 36.6%
Other investments 8.5%
Short-term
investments 1.0%
FOREIGN
INVESTMENTS 12.2%
Corporate bonds 40.6%
U.S. government
and agency
obligations 42.4%
Other investments 4.4%
Short-term
investments 12.6%
FOREIGN
INVESTMENTS 8.8%
*
**
FIDELITY TARGET TIMELINE 2001

INVESTMENTS JANUARY 31, 1997 (UNAUDITED)
Showing Percentage of Total Value of Investment in Securities


NONCONVERTIBLE BONDS - 53.9%
 MOODY'S PRINCIPAL VALUE
 RATINGS AMOUNT (NOTE 1)
BASIC INDUSTRIES - 6.1%
CHEMICALS & PLASTICS - 3.7%
Praxair, Inc. 6 3/4%, 3/1/03  A3 $ 300,000 $ 298,641
PAPER & FOREST PRODUCTS - 2.4%
Chesapeake Corp. 9 7/8%, 5/1/03  Baa  175,000  198,595
TOTAL BASIC INDUSTRIES   497,236
ENERGY - 5.3%
ENERGY SERVICES - 1.9%
Petroliam Nasional BHD yankee
6 7/8%, 7/1/03 (a)  A1  150,000  149,961
OIL & GAS - 3.4%
Union Oil 9 1/4%, 2/1/03  Baa  250,000  279,023
TOTAL ENERGY   428,984
FINANCE - 26.1%
BANKS - 19.0%
Bank of New York Co., Inc.
7 7/8%, 11/15/02  A2  136,000  142,691
BankAmerica Corp. 7 1/2%, 10/15/02  A2  25,000  25,780
Barnett Banks, Inc. 9.83%, 5/30/03  A2  160,000  183,126
Central Fidelity Banks, Inc. 8.15%, 11/15/02  Baa  200,000  210,940
Huntington Bancshares, Inc.
7 7/8%, 11/15/02  Baa  100,000  104,342
Kansallis-Osake-Pankki
10%, 5/1/02  A3  255,000  290,037
Korea Development Bank 7.90%, 2/1/02  A1  150,000  157,067
Summit Bancorp. 8 5/8%, 12/10/02  BBB  250,000  269,938
Wells Fargo & Co. 6 7/8%, 4/15/03  A2  160,000  159,067
  1,542,988
NONCONVERTIBLE BONDS - CONTINUED
 MOODY'S PRINCIPAL VALUE
 RATINGS AMOUNT (NOTE 1)
FINANCE - CONTINUED
CREDIT & OTHER FINANCE - 5.8%
Countrywide Funding Corp. 8 1/8%, 7/15/02  Baa $ 250,000 $ 265,248
Greyhound Financial Corp. 7.82%, 1/27/03  Baa  100,000  103,845
Southwestern Bell Capital Corp.
7.36%, 5/1/02  A2  100,000  102,968
  472,061
SAVINGS & LOANS - 1.3%
Great Western Financial Corp. 8.60%, 2/1/02  Baa  100,000  107,284
TOTAL FINANCE   2,122,333
MEDIA & LEISURE - 2.0%
PUBLISHING - 2.0%
News America Holdings, Inc. 8 5/8%, 2/1/03  Baa  150,000  161,070
RETAIL & WHOLESALE - 2.9%
GENERAL MERCHANDISE STORES - 2.9%
Dayton Hudson Corp. 6.40%, 2/15/03  Baa  245,000  238,091
TRANSPORTATION - 3.3%
AIR TRANSPORTATION - 3.3%
Delta Air Lines, Inc. 8 1/2%, 3/15/02  Baa  251,000  267,051
UTILITIES - 8.2%
GAS - 6.9%
Columbia Gas System, Inc. 6.61%, 11/28/02  Baa  150,000  148,769
Enron Corp. 9 7/8%, 6/15/03  Baa  210,000  240,671
Southwest Gas Corp. 9 3/4%, 6/15/02  Baa  150,000  168,500
  557,940
TELEPHONE SERVICES - 1.3%
GTE Corp. 9.10%, 6/1/03  A3  95,000  105,442
TOTAL UTILITIES   663,382
TOTAL NONCONVERTIBLE BONDS
(Cost $4,484,095)   4,378,147
U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS - 36.6%
 MOODY'S PRINCIPAL VALUE
 RATINGS AMOUNT (NOTE 1)
U.S. TREASURY OBLIGATIONS - 34.4%
6 1/4%, 2/15/03  Aaa $ 485,000 $ 482,803
10 3/4%, 2/15/03  Aaa  790,000  961,451
10 3/4%, 5/15/03  Aaa  1,100,000  1,345,267
  2,789,521
U.S. GOVERNMENT AGENCY OBLIGATIONS - 2.2%
Federal Home Loan Bank 6.37%, 6/30/03  Aaa  180,000  178,060
TOTAL U.S. GOVERNMENT AND GOVERNMENT
AGENCY OBLIGATIONS (Cost $2,963,423)   2,967,581
FOREIGN GOVERNMENT OBLIGATIONS - 4.6%
Irish Republic 7.64%, 1/2/02  Aa2  210,000  217,617
Ontario Province yankee 7 3/8%, 1/27/03  Aa3  150,000  155,109
TOTAL FOREIGN GOVERNMENT OBLIGATIONS
(Cost $384,979)   372,726
SUPRANATIONAL OBLIGATIONS - 3.9%
African Development Bank yankee
7.70%, 7/15/02 (Cost $312,987)  Aa1  300,000  314,457
CASH EQUIVALENTS - 1.0%
 MATURITY
 AMOUNT
Investments in repurchase agreements
(U.S. Treasury obligations) in a joint
trading account at 5.55%, dated
1/31/97 due 2/3/97  $ 84,038  84,000
TOTAL INVESTMENT IN SECURITIES - 100%
(Cost $8,229,484)  $ 8,116,911
LEGEND
1. Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $149,961 or 1.8% of net assets.
2. Standard & Poor's credit ratings are used in the absence of a rating by Moody's Investors Service, Inc.
OTHER INFORMATION
The composition of long-term debt holdings as a percentage of total value of investment in securities, is as follows (ratings are unaudited):
 MOODY'S RATINGS S&P RATINGS
Aaa, Aa, A 65.0% AAA, AA, A 59.0%
Baa 30.7% BBB  36.7%
Ba 0.0% BB  3.3%
B 0.0% B  0.0%
Caa 0.0% CCC  0.0%
Ca, C 0.0% CC, C  0.0%
  D  0.0%
The percentage not rated by both S&P and Moody's amounted to 0.0%. Purchases and sales of securities, other than short-term securities, aggregated $6,208,888 and $4,289,480 respectively, of which U.S. government and government agency obligations aggregated $4,025,754 and $4,028,172, respectively.
INCOME TAX INFORMATION
At January 31, 1997, the aggregate cost of investment securities for income tax purposes was $8,229,484. Net unrealized (depreciation) aggregated $112,573 of which $23,397 related to appreciated investment securities and $135,970 related to depreciated investment securities.
The fund intends to elect to defer to its fiscal year ending July 31, 1997 approximately $45,000 of losses recognized during the period November 1, 1995 to July 31, 1996.
FIDELITY TARGET TIMELINE 2001
FINANCIAL STATEMENTS


STATEMENT OF ASSETS AND LIABILITIES

 JANUARY 31, 1997 (UNAUDITED)

ASSETS

Investment in securities, at value (including repurchase               $ 8,116,911
agreements of $84,000) (cost $8,229,484) -
See accompanying schedule

Cash                                                                    719

Interest receivable                                                     184,795

Receivable from investment adviser for expense                          4,751
reductions

 TOTAL ASSETS                                                           8,307,176

LIABILITIES

Payable for fund shares redeemed                            $ 36,351

Distributions payable                                        373

Other payables and accrued expenses                          14,182

 TOTAL LIABILITIES                                                      50,906

NET ASSETS                                                             $ 8,256,270

Net Assets consist of:

Paid in capital                                                        $ 8,394,994

Undistributed net investment income                                     274

Accumulated undistributed net realized gain (loss)                      (26,425)
on investments

Net unrealized appreciation (depreciation) on                           (112,573)
investments

NET ASSETS, for 867,017 shares outstanding                             $ 8,256,270

NET ASSET VALUE, offering price and redemption price per                $9.52
share ($8,256,270 (divided by) 867,017 shares)


STATEMENT OF OPERATIONS

 SIX MONTHS ENDED JANUARY 31, 1997 (UNAUDITED)

INVESTMENT INCOME                                                      $ 275,885
Interest

EXPENSES

Management fee                                             $ 16,231

Transfer agent fees                                         8,273

Accounting fees and expenses                                30,016

Non-interested trustees' compensation                       21

Custodian fees and expenses                                 909

Registration fees                                           27,504

Audit                                                       10,000

Legal                                                       801

Miscellaneous                                               29

 Total expenses before reductions                           93,784

 Expense reductions                                         (81,395)    12,389

NET INVESTMENT INCOME                                                   263,496

REALIZED AND UNREALIZED GAIN (LOSS)                                     19,507
Net realized gain (loss) on investment securities

Change in net unrealized appreciation (depreciation) on                 66,785
investment securities

NET GAIN (LOSS)                                                         86,292

NET INCREASE (DECREASE) IN NET ASSETS RESULTING                        $ 349,788
FROM OPERATIONS


STATEMENT OF CHANGES IN NET ASSETS

                                                            SIX MONTHS       FEBRUARY 8, 1996
                                                            ENDED JANUARY    (COMMENCEMENT
                                                            31, 1997         OF OPERATIONS) TO
                                                            (UNAUDITED)      JULY 31,
                                                                             1996

INCREASE (DECREASE) IN NET ASSETS

Operations                                                  $ 263,496        $ 137,284
Net investment income

 Net realized gain (loss)                                    19,507           (45,932)

 Change in net unrealized appreciation (depreciation)        66,785           (179,358)

 NET INCREASE (DECREASE) IN NET ASSETS RESULTING             349,788          (88,006)
FROM OPERATIONS

Distributions to shareholders from net investment income     (263,421)        (137,085)

Share transactions                                           2,154,330        6,293,340
Net proceeds from sales of shares

 Reinvestment of distributions                               261,042          137,042

 Cost of shares redeemed                                     (426,112)        (24,923)

 Redemption fees                                             268              7

 NET INCREASE (DECREASE) IN NET ASSETS RESULTING             1,989,528        6,405,466
FROM SHARE TRANSACTIONS

  TOTAL INCREASE (DECREASE) IN NET ASSETS                    2,075,895        6,180,375

NET ASSETS

 Beginning of period                                         6,180,375        -

 End of period (including undistributed net investment      $ 8,256,270      $ 6,180,375
income of $274 and $199, respectively)

OTHER INFORMATION
Shares

 Sold                                                        226,539          645,819

 Issued in reinvestment of distributions                     27,384           14,488

 Redeemed                                                    (44,570)         (2,643)

 Net increase (decrease)                                     209,353          657,664


FINANCIAL HIGHLIGHTS
      SIX MONTHS         FEBRUARY 8, 1996
      ENDED              (COMMENCEMENT
      JANUARY 31, 1997   OF OPERATIONS) TO
      (UNAUDITED)        JULY 31,
                         1996

SELECTED PER-SHARE DATA

Net asset value, beginning of period                    $ 9.400      $ 10.000

Income from Investment Operations                        .342         .310
Net investment income

 Net realized and unrealized gain (loss)                 .120         (.600)

 Total from investment operations                        .462         (.290)

Less Distributions

 From net investment income                              (.342)       (.310)

Net asset value, end of period                          $ 9.520      $ 9.400

TOTAL RETURN B, C                                        4.97%        (2.88)%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period (000 omitted)                 $ 8,256      $ 6,180

Ratio of expenses to average net assets                  .35% A, D    .35% A,
                                                                     D

Ratio of expenses to average net assets after            .34% A, E    .34% A,
expense reductions                                                   E

Ratio of net investment income to average net assets     7.14% A      6.93% A

Portfolio turnover rate                                  119% A       93% A

A ANNUALIZED
B TOTAL RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
C THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
D FMR AGREED TO REIMBURSE A PORTION OF THE FUND'S EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE FUND'S EXPENSE RATIO WOULD HAVE BEEN HIGHER (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
E FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE FUND'S EXPENSES (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
FIDELITY TARGET TIMELINE 2003
INVESTMENT CHANGES


QUALITY DIVERSIFICATION AS OF JANUARY 31, 1997
(MOODY'S RATINGS)   % OF FUND'S   % OF FUND'S INVESTMENTS
                    INVESTMENTS   6 MONTHS AGO

 Aaa                 54.7          52.6

 Aa                  1.6           2.1

 A                   13.4          8.2

 Baa                 29.3          19.8

 Ba                  0.0           0.0

 B                   0.0           0.0

 Not rated           0.0           2.6

TABLE EXCLUDES SHORT-TERM INVESTMENTS. SECURITIES RATED AS "BA" BY MOODY'S WERE RATED INVESTMENT GRADE BY OTHER NATIONALLY RECOGNIZED RATING AGENCIES OR ASSIGNED AN INVESTMENT GRADE RATING AT THE TIME OF ACQUISITION BY FIDELITY.
AVERAGE YEARS TO MATURITY AS OF JANUARY 31, 1997
               6 MONTHS AGO

Years    9.0    9.8

AVERAGE YEARS TO MATURITY IS BASED ON THE AVERAGE TIME UNTIL PRINCIPAL PAYMENTS ARE EXPECTED FROM EACH OF THE FUND'S BONDS, WEIGHTED BY DOLLAR AMOUNT.
DURATION AS OF JANUARY 31, 1997
               6 MONTHS AGO

Years    6.5    7.2

DURATION SHOWS HOW MUCH A BOND'S PRICE FLUCTUATES WITH CHANGES IN
COMPARABLE INTEREST RATES. IF RATES RISE 1% FOR EXAMPLE, A FUND WITH A FIVE-YEAR DURATION IS LIKELY TO LOSE ABOUT 5% OF ITS VALUE. OTHER FACTORS ALSO CAN INFLUENCE A BOND FUND'S PERFORMANCE AND SHARE PRICE. ACCORDINGLY, A BOND FUND'S ACTUAL PERFORMANCE MAY DIFFER FROM THIS EXAMPLE.
ASSET ALLOCATION
AS OF JANUARY 31, 1997 * AS OF JULY 31, 1996 **

Row: 1, Col: 1, Value: 1.9
Row: 1, Col: 2, Value: 2.6
Row: 1, Col: 3, Value: 50.1
Row: 1, Col: 4, Value: 45.4
Row: 1, Col: 1, Value: 14.7
Row: 1, Col: 2, Value: 2.1
Row: 1, Col: 3, Value: 50.6
Row: 1, Col: 4, Value: 32.6
Corporate bonds 46.4%
U.S. government
and agency
obligations 51.1%
Other investments 1.6%
Short-term
investments 0.9%
FOREIGN
INVESTMENTS 8.1%
Corporate bonds 32.6%
U.S. government
and agency
obligations 50.6%
Other investments 2.1%
Short-term
investments 14.7%
FOREIGN
INVESTMENTS 5.3%
*
**
FIDELITY TARGET TIMELINE 2003

INVESTMENTS JANUARY 31, 1997 (UNAUDITED)
Showing Percentage of Total Value of Investment in Securities


NONCONVERTIBLE BONDS - 46.4%
 MOODY'S PRINCIPAL VALUE
 RATINGS AMOUNT (NOTE 1)
DURABLES - 3.7%
TEXTILES & APPAREL - 3.7%
Levi Strauss & Co. 7%, 11/1/06 (a)  Baa $ 400,000 $ 395,128
ENERGY - 5.1%
OIL & GAS - 5.1%
Husky Oil Ltd. yankee 7 1/8%, 11/15/06  Baa  250,000  247,670
Union Oil Co. of California 9 1/8%, 2/15/06  Baa  265,000  299,111
  546,781
FINANCE - 27.9%
BANKS - 21.4%
First Security Corp. 7%, 7/15/05  Baa  375,000  369,330
First Tennessee National Corp.
6 3/4%, 11/15/05  Baa  200,000  193,416
First Union Corp. 7 1/2%, 7/15/06  A2  375,000  382,609
Fleet Financial Group, Inc.
7 1/8%, 4/15/06  A3  375,000  373,590
Merita Bank Ltd. yankee 6 1/2%, 1/15/06  A3  150,000  142,688
Midland Bank PLC yankee 7 5/8%, 6/15/06  A1  300,000  308,757
Signet Bank 7.80%, 9/15/06  Baa  250,000  257,815
Sovran Financial Corp. 9 1/4%, 6/15/06  A1  125,000  142,986
Union Planters Corp. 6 3/4%, 11/1/05  Baa  150,000  144,609
  2,315,800
CREDIT & OTHER FINANCE - 4.6%
Secured Finance, Inc. sr. gtd. secured
9.05%, 12/15/04  Aaa  350,000  392,543
Southwestern Bell Capital Corp.
7.13%, 6/1/05  A2  100,000  101,319
  493,862
INSURANCE - 1.9%
URC Holdings Corp.
7 7/8%, 6/30/06 (a)  Baa  200,000  207,792
TOTAL FINANCE   3,017,454
NONCONVERTIBLE BONDS - CONTINUED
 MOODY'S PRINCIPAL VALUE
 RATINGS AMOUNT (NOTE 1)
MEDIA & LEISURE - 3.5%
PUBLISHING - 1.5%
News America Holdings, Inc. 8 1/2%, 2/15/05  Baa $ 150,000 $ 160,551
RESTAURANTS - 2.0%
Darden Restaurants, Inc. 6 3/8%, 2/1/06  Baa  85,000  78,413
Wendy's International, Inc. 6.35%, 12/15/05  Baa  150,000  142,098
  220,511
TOTAL MEDIA & LEISURE   381,062
RETAIL & WHOLESALE - 3.5%
GENERAL MERCHANDISE STORES - 3.5%
Dayton Hudson Corp. 7 1/2%, 7/15/06  Baa  375,000  381,071
UTILITIES - 2.7%
GAS - 2.7%
Columbia Gas System, Inc. 6.80%, 11/28/05  Baa  150,000  146,747
InterNorth, Inc. 9 5/8%, 3/15/06  Baa  125,000  145,353
  292,100
TOTAL NONCONVERTIBLE BONDS
(Cost $5,073,369)   5,013,596
U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS - 51.1%
U.S. TREASURY OBLIGATIONS - 43.9%
10 3/4%, 8/15/05  Aaa  460,000  586,068
6 7/8%, 5/15/06  Aaa  4,055,000  4,155,118
  4,741,186
U.S. GOVERNMENT AGENCY OBLIGATIONS - 7.2%
Federal Farm Credit Bank:
7.35%, 3/24/05  Aaa  150,000  155,224
 7.26%, 5/02/05  Aaa  500,000  514,765
Federal Home Loan Mortgage
Corporation 8%, 1/26/05  Aaa  100,000  107,578
  777,567
TOTAL U.S. GOVERNMENT AND GOVERNMENT
AGENCY OBLIGATIONS (Cost $5,545,419)   5,518,753
FOREIGN GOVERNMENT OBLIGATIONS - 1.6%
 MOODY'S PRINCIPAL VALUE
 RATINGS AMOUNT (NOTE 1)
Ontario Province 6%, 2/21/06
(Cost $172,163)  Aa3 $ 185,000 $ 173,961
CASH EQUIVALENTS - 0.9%
 MATURITY
 AMOUNT
Investments in repurchase agreements
(U.S. Treasury obligations) in a joint
trading account at 5.55%, dated
1/31/97 due 2/3/97  $ 98,045  98,000
TOTAL INVESTMENT IN SECURITIES - 100%
(Cost $10,888,951)  $ 10,804,310
LEGEND
1. Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $602,920 or 5.5% of net assets.
OTHER INFORMATION
The composition of long-term debt holdings as a percentage of total value of investment in securities, is as follows (ratings are unaudited):
 MOODY'S RATINGS S&P RATINGS
Aaa, Aa, A 69.7% AAA, AA, A 62.1%
Baa 29.3% BBB  32.2%
Ba 0.0% BB  0.0%
B 0.0% B  0.0%
Caa 0.0% CCC  0.0%
Ca, C 0.0% CC, C  0.0%
  D  0.0%
The percentage not rated by both S&P and Moody's amounted to 0.0%. Purchases and sales of securities, other than short-term securities, aggregated $8,952,886 and $5,141,522 respectively, of which U.S. government and government agency obligations aggregated $6,051,491 and $4,599,172, respectively.
INCOME TAX INFORMATION
At January 31, 1997, the aggregate cost of investment securities for income tax purposes was $10,888,951. Net unrealized (depreciation) aggregated $84,641, of which $81,415 related to appreciated investment securities and $166,056 related to depreciated investment securities.
The fund intends to elect to defer to its fiscal year ending July 31, 1997 approximately $63,000 of losses recognized during the period November 1, 1995 to July 31, 1996.
FIDELITY TARGET TIMELINE 2003
FINANCIAL STATEMENTS


STATEMENT OF ASSETS AND LIABILITIES

 JANUARY 31, 1997 (UNAUDITED)

ASSETS

Investment in securities, at value (including repurchase               $ 10,804,310
agreements of $98,000) (cost $10,888,951) -
See accompanying schedule

Cash                                                                    919

Interest receivable                                                     176,147

Receivable from investment adviser for expense                          4,182
reductions

 TOTAL ASSETS                                                           10,985,558

LIABILITIES

Payable for fund shares redeemed                            $ 19,777

Distributions payable                                        447

Other payables and accrued expenses                          14,628

 TOTAL LIABILITIES                                                      34,852

NET ASSETS                                                             $ 10,950,706

Net Assets consist of:

Paid in capital                                                        $ 11,102,131

Undistributed net investment income                                     59

Accumulated undistributed net realized gain (loss) on                   (66,843)
investments

Net unrealized appreciation (depreciation) on                           (84,641)
investments

NET ASSETS, for 1,163,062 shares outstanding                           $ 10,950,706

NET ASSET VALUE, offering price and redemption price per                $9.42
share ($10,950,706 (divided by) 1,163,062 shares)


STATEMENT OF OPERATIONS

 SIX MONTHS ENDED JANUARY 31, 1997 (UNAUDITED)

INVESTMENT INCOME                                                      $ 343,311
Interest

EXPENSES

Management fee                                             $ 21,364

Transfer agent fees                                         11,148

Accounting fees and expenses                                30,020

Non-interested trustees' compensation                       21

Custodian fees and expenses                                 561

Registration fees                                           30,859

Audit                                                       10,000

Legal                                                       925

Miscellaneous                                               12

 Total expenses before reductions                           104,910

 Expense reductions                                         (88,466)    16,444

NET INVESTMENT INCOME                                                   326,867

REALIZED AND UNREALIZED GAIN (LOSS)                                     (3,757)
Net realized gain (loss) on investment securities

Change in net unrealized appreciation (depreciation) on                 136,417
investment securities

NET GAIN (LOSS)                                                         132,660

NET INCREASE (DECREASE) IN NET ASSETS RESULTING                        $ 459,527
FROM OPERATIONS


STATEMENT OF CHANGES IN NET ASSETS

                                                            SIX MONTHS       FEBRUARY 8, 1996
                                                            ENDED JANUARY    (COMMENCEMENT
                                                            31, 1997         OF OPERATIONS) TO
                                                            (UNAUDITED)      JULY 31,
                                                                             1996

INCREASE (DECREASE) IN NET ASSETS

Operations                                                  $ 326,867        $ 141,091
Net investment income

 Net realized gain (loss)                                    (3,757)          (62,841)

 Change in net unrealized appreciation (depreciation)        136,417          (221,058)

 NET INCREASE (DECREASE) IN NET ASSETS RESULTING             459,527          (142,808)
FROM OPERATIONS

Distributions to shareholders from net investment income     (327,276)        (140,867)

Share transactions                                           5,286,337        7,206,977
Net proceeds from sales of shares

 Reinvestment of distributions                               323,940          140,506

 Cost of shares redeemed                                     (1,770,418)      (86,628)

 Redemption fees                                             1,159            257

 NET INCREASE (DECREASE) IN NET ASSETS RESULTING             3,841,018        7,261,112
FROM SHARE TRANSACTIONS

  TOTAL INCREASE (DECREASE) IN NET ASSETS                    3,973,269        6,977,437

NET ASSETS

 Beginning of period                                         6,977,437        -

 End of period (including undistributed net investment      $ 10,950,706     $ 6,977,437
income of $59 and $468, respectively)

OTHER INFORMATION
Shares

 Sold                                                        560,985          749,084

 Issued in reinvestment of distributions                     34,362           15,058

 Redeemed                                                    (187,092)        (9,335)

 Net increase (decrease)                                     408,255          754,807


FINANCIAL HIGHLIGHTS
      SIX MONTHS       FEBRUARY 8, 1996
      ENDED JANUARY    (COMMENCEMENT
      31, 1997         OF OPERATIONS) TO
      (UNAUDITED)      JULY 31,
                       1996


SELECTED PER-SHARE DATA

Net asset value, beginning of period                     $ 9.240      $ 10.000

Income from Investment Operations                         .319         .307
Net investment income

 Net realized and unrealized gain (loss)                  .179         (.762)

 Total from investment operations                         .498         (.455)

Less Distributions

 From net investment income                               (.319)       (.306)

Redemption fees added to paid in capital                  .001         .001

Net asset value, end of period                           $ 9.420      $ 9.240

TOTAL RETURN B, C                                         5.45%        (4.53)%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period (000 omitted)                  $ 10,951     $ 6,977

Ratio of expenses to average net assets                   .35% A, D    .35% A, D

Ratio of expenses to average net assets after expense     .34% A, E    .34% A, E
reductions

Ratio of net investment income to average net assets      6.73% A      6.93% A

Portfolio turnover rate                                   109% A       180% A


A ANNUALIZED
B TOTAL RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
C THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
D FMR AGREED TO REIMBURSE A PORTION OF THE FUND'S EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE FUND'S EXPENSE RATIO WOULD HAVE BEEN HIGHER (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
E FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE FUND'S EXPENSES (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
NOTES TO FINANCIAL STATEMENTS
For the period ended January 31, 1997 (Unaudited)




1. SIGNIFICANT ACCOUNTING POLICIES.
Fidelity Target Timeline 1999, Fidelity Target Timeline 2001 and Fidelity Target Timeline 2003 (the funds) are funds of Fidelity Boston Street Trust (the trust). The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Each fund is authorized to issue an unlimited number of shares. The financial statements have been prepared in conformity with generally accepted accounting principles which permit management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the funds:
SECURITY VALUATION. Securities are valued based upon a computerized matrix system and/or appraisals by a pricing service, both of which consider market transactions and dealer-supplied valuations. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost or original cost plus accrued interest, both of which approximate current value.
FOREIGN CURRENCY TRANSLATION. The accounting records of the funds are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing rates of exchange at period end. Income receipts and expense payments are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions. Purchases and sales of securities are translated into U.S. dollars at the contractual currency exchange rates established at the time of each trade.
Net realized gains and losses on foreign currency transactions represent net gains and losses from sales and maturities of forward currency contracts, disposition of foreign currencies, and the difference between the amount of net investment income accrued and the U.S. dollar amount actually received. The effects of changes in foreign currency exchange rates on investments in securities are included with the net realized and unrealized gain or loss on investment securities.
INCOME TAXES. As a qualified regulated investment company under Subchapter M of the Internal Revenue Code, each fund is not subject to income taxes to the extent that it distributes substantially all of its taxable income for the fiscal year. The schedules of investments include information regarding income taxes under the caption "Income Tax Information."
INVESTMENT INCOME. Interest income, which includes accretion of original issue discount, is accrued as earned.
1. SIGNIFICANT ACCOUNTING POLICIES - CONTINUED
EXPENSES. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned between the funds in the trust.
DISTRIBUTIONS TO SHAREHOLDERS. Distributions are declared daily and paid monthly from net investment income. Distributions from realized gains, if any, are recorded on the ex-dividend date.
Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences, which may result in distribution reclassifications, are primarily due to differing treatments for market discount and losses deferred due to wash sales and excise tax regulations. Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital and may affect the per-share allocation between net investment income and realized and unrealized gain (loss). Undistributed net investment income and accumulated undistributed net realized gain (loss) on investments may include temporary book and tax basis differences which will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year.
REDEMPTION FEES. Shares held in the fund less than 90 days are subject to a redemption fee equal to .50% of the proceeds of the redeemed shares. The fee, which is retained by the fund, is accounted for as an addition to paid in capital.
SECURITY TRANSACTIONS. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.
2. OPERATING POLICIES.
JOINT TRADING ACCOUNT. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the funds, along with other affiliated entities of Fidelity Management & Research Company (FMR), may transfer uninvested cash balances into one or more joint trading accounts. These balances are invested in one or more repurchase agreements that mature in 60 days or less from the date of purchase for U.S. Treasury or Federal Agency obligations.
REPURCHASE AGREEMENTS. The underlying U.S. Treasury or Federal Agency Securities are transferred to an account of the funds, or to the Joint Trading Account, at a bank custodian. The securities are marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest). FMR, the funds' investment adviser, is responsible for determining that the value of the underlying securities remains in accordance with the market value requirements stated above.
RESTRICTED SECURITIES. The funds are permitted to invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt
2. OPERATING POLICIES - CONTINUED
RESTRICTED SECURITIES - CONTINUED
from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. At the end of the period, the funds had no investments in restricted securities (excluding 144A issues).
3. PURCHASES AND SALES OF INVESTMENTS.
Information regarding purchases and sales of securities (other than short-term securities), is included under the caption "Other Information" at the end of each applicable fund's schedule of investments.
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES.
MANAGEMENT FEE. As each fund's investment adviser, FMR receives a monthly fee that is calculated on the basis of a group fee rate plus a fixed individual fund fee rate applied to the average net assets of each fund. The group fee rate is the weighted average of a series of rates and is based on the monthly average net assets of all the mutual funds advised by FMR. The rates ranged from .1100% to .3700% for the period. In the event that these rates were lower than the contractual rates in effect during the period, FMR voluntarily implemented the above rates, as they resulted in the same or a lower management fee. The annual individual fund fee rate is
 .30%. For the period, the management fee was equivalent to an annualized rate of .44% of average net assets for each fund.
TRANSFER AGENT FEES. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, is the funds' transfer, dividend disbursing and shareholder servicing agent. FSC receives account fees and asset-based fees that vary according to account size and type of account. FSC pays for typesetting, printing and mailing of all shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to an annualized rate of
 .23%, .22% and .23% of the average net assets of Fidelity Target Timeline 1999, Fidelity Target Timeline 2001 and Fidelity Target Timeline 2003, respectively.
ACCOUNTING FEES. FSC maintains each fund's accounting records. The fee is based on the level of average net assets for the month plus out-of-pocket expenses.
5. EXPENSE REDUCTIONS.
FMR voluntarily agreed to reimburse the funds' operating expenses (excluding interest, taxes, brokerage commissions and extraordinary expenses) above an annual rate of .35% of average net assets. For the period, the reimbursement reduced expenses by $85,483, $80,864 and $87,905 for Fidelity Target Timeline 1999,
5. EXPENSE REDUCTIONS - CONTINUED
Fidelity Target Timeline 2001 and Fidelity Target Timeline 2003 funds, respectively.
In addition, certain funds have entered into an arrangement with their custodian whereby interest earned on uninvested cash balances was used to offset a portion of each applicable fund's expenses. During the period, the custodian fees were reduced by $635, $531 and $561 for Fidelity Target Timeline 1999, Fidelity Target Timeline 2001, and Fidelity Target Timeline 2003 funds, respectively, under this arrangement.
6. BENEFICIAL INTEREST.
At the end of the period, FMR and its affiliates were record owners of more than 5% of the outstanding shares of the following funds:
BENEFICIAL INTEREST
 FUND  % OWNERSHIP
Fidelity Target Timeline 1999  37.5%
Fidelity Target Timeline 2001  45.1%
Fidelity Target Timeline 2003  32.1%

INVESTMENT ADVISER
Fidelity Management & Research Company
Boston, MA
INVESTMENT SUB-ADVISERS
Fidelity Management & Research
(U.K.) Inc. London, England
Fidelity Management & Research
(Far East) Inc. Tokyo, Japan
OFFICERS
Edward C. Johnson 3d, President
J. Gary Burkhead, Senior Vice President
Fred L. Henning, Jr., Vice President
Arthur S. Loring, Secretary
Kenneth A. Rathgeber, Treasurer
John H. Costello, Assistant Treasurer
Leonard M. Rush, Assistant Treasurer
BOARD OF TRUSTEES
J. Gary Burkhead
Ralph F. Cox *
Phyllis Burke Davis *
Edward C. Johnson 3d
E. Bradley Jones *
Donald J. Kirk *
Peter S. Lynch
Marvin L. Mann *
Gerald C. McDonough *
Thomas R. Williams *
ADVISORY BOARD
William O. McCoy
GENERAL DISTRIBUTOR
Fidelity Distributors Corporation
Boston, MA
TRANSFER AND SHAREHOLDER
SERVICING AGENT
Fidelity Service Company, Inc.
Boston, MA
CUSTODIAN
Bank of New York
New York, NY
* INDEPENDENT TRUSTEES
FIDELITY'S TAXABLE BOND FUNDS
Capital & Income Fund
Ginnie Mae Fund
Global Bond Fund
Government Securities Fund
Intermediate Bond Fund
Investment Grade Bond Fund
New Markets Income Fund
Short-Intermediate Government Fund
Short-Term Bond Fund
Spartan(registered trademark) Ginnie Mae Fund
Spartan Government Income Fund
Spartan High Income Fund
Spartan Investment Grade Bond Fund
Spartan Limited Maturity
 Government Fund
Spartan Short-Intermediate Government Fund
Spartan Short-Term Bond Fund
Target Timeline 1999, 2001 & 2003
THE FIDELITY TELEPHONE CONNECTION
MUTUAL FUND 24-HOUR SERVICE
Exchanges/Redemptions 1-800-544-7777
Account Assistance 1-800-544-6666
Product Information 1-800-544-8888
Retirement Accounts 1-800-544-4774
 (8 a.m. - 9 p.m.)
TDD Service 1-800-544-0118
 for the deaf and hearing impaired
 (9 a.m. - 9 p.m. Eastern time)
(registered trademark)
TouchTone Xpress  1-800-544-5555
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